Redeemable Noncontrolling Interests - Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance	¥ 397,385,000	$ 55,863	¥ 108,629,000
Issuance of subsidiary shares	0	0	253,420,000
Accretion of redeemable noncontrolling interests	0	0	12,306,000
Deconsolidation of subsidiaries	(397,385,000)	(55,863)	0
Balance	¥ 0	$ 0	¥ 374,355,000